Schedule of maturity lease liability (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024
Right-of-use Asset And Lease Liability
Year one	$ 168,512
Year two	203,521	$ 217,359
Year three	203,584	218,555
Year four	212,999	215,983
Year five	189,986	229,418
Year six	79,161	201,431
Thereafter		83,929
Total Lease liability	$ 1,057,763	$ 1,166,675